Other Non-current Assets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Other Non-current Assets
Rental and other deposits		¥ 3,955	¥ 1,932
Prepaid insurance		3,955
Others		175	251
Other Non-current Assets	$ 1,242	¥ 8,085	¥ 2,183